CONSOLIDATED CASH FLOWS STATEMENT	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / $	Dec. 31, 2020 USD ($) ¥ / $		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 1,587,621,000	$ 243,314,000	[1]	¥ 2,748,668,000	¥ 3,600,022,000
Income tax paid	(251,448,000)	(38,536,000)	[1]	(353,423,000)	(338,620,000)
Net cash generated from operating activities	1,336,173,000	204,778,000	[1]	2,395,245,000	3,261,402,000
Cash flows from investing activities
Payments for acquisition of fixed assets, construction-in-progress and prepayment for fixed assets, net of related payables	(853,347,000)	(130,781,000)	[1]	(2,441,116,000)	(2,683,053,000)
Proceeds from disposal of fixed assets	32,599,000	4,996,000	[1]	3,036,000	392,000
Proceeds from disposal of assets classified as held for sale	132,086,000	20,243,000	[1]	263,943,000	587,123,000
Interest received	0	0	[1]	857,000	1,765,000
Payment of investment	(26,586,000)	(4,074,000)	[1]	(29,799,000)	(24,832,000)
(Increase)/Decrease in short-term deposits with maturities more than three months, net	(220,000,000)	(33,716,000)	[1]	109,000,000	(1,000,000)
Dividends received	7,735,000	1,185,000	[1]	7,047,000	6,473,000
Net cash used in investing activities	(927,513,000)	(142,147,000)	[1]	(2,087,032,000)	(2,113,132,000)
Cash flows from financing activities
Transactions with non-controlling interests	0	0		0	(3,349,000)
Dividends paid to the Company's shareholders	(425,012,000)	(65,136,000)	[1]	(425,012,000)	(566,683,000)
Payments of lease liabilities	(60,750,000)	(9,310,000)	[1]	(59,620,000)	0
Net cash used in financing activities	(485,762,000)	(74,446,000)	[1]	(484,632,000)	(570,032,000)
Net increase/decrease in cash and cash equivalents	(77,102,000)	(11,815,000)	[1]	(176,419,000)	578,238,000
Cash and cash equivalents at beginning of year	1,562,334,000	239,438,000	[1]	1,738,753,000	1,160,515,000
Cash and cash equivalents at end of year	¥ 1,485,232,000	$ 227,622,000	[1]	¥ 1,562,334,000	¥ 1,738,753,000
Closing foreign exchange rate	6.5250	6.5250

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.